Leases - Right-Of-Use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Roll Forward]
Right-of-use assets, beginning balance	$ 13,619	$ 17,998
Additions	1,185	1,827
Modifications	1,933	17
Depreciation	(5,639)	(6,223)
Right-of-use assets, ending balance	11,098	13,619
Office Leases
Leases [Roll Forward]
Right-of-use assets, beginning balance	9,865	14,775
Additions	20	0
Modifications	1,846	(6)
Depreciation	(3,799)	(4,904)
Right-of-use assets, ending balance	7,932	9,865
Field Equipment
Leases [Roll Forward]
Right-of-use assets, beginning balance	3,089	2,254
Additions	962	1,668
Modifications	80	4
Depreciation	(1,381)	(837)
Right-of-use assets, ending balance	2,750	3,089
Vehicles And Other
Leases [Roll Forward]
Right-of-use assets, beginning balance	665	969
Additions	203	159
Modifications	7	19
Depreciation	(459)	(482)
Right-of-use assets, ending balance	$ 416	$ 665